Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000104416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		7.69%	2.00%	2.88%
C000104417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	7.62%	1.77%	2.55%
C000104418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	10.62%	2.15%	2.56%
Without Sales Load [Member] | C000104416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.47%	2.89%	3.32%
Without Sales Load [Member] | C000104417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.62%	2.12%	2.55%
Without Sales Load [Member] | C000123138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.83%	3.28%	3.68%
Without Sales Load [Member] | C000104423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.89%	3.19%	3.64%
Without Sales Load [Member] | C000104422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.44%	2.89%	3.34%
Without Sales Load [Member] | C000104421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		12.18%	2.63%	3.07%
Without Sales Load [Member] | C000104419 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.78%	3.14%	3.55%
Without Sales Load [Member] | C000104418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.62%	2.15%	2.56%
Without Sales Load [Member] | C000104420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.76%	2.26%	2.62%
JPMorgan Government Bond Index Emerging Markets Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Index Emerging Markets Global Diversified
Average Annual Return, Percent	[3]	13.06%	2.33%	3.13%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.